AB Intermediate Municipal Portfolios [Member] Investment Objectives and Goals - AB Intermediate Municipal Portfolios - Diversified Municipal Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION: SANFORD C. BERNSTEIN FUND, INC. AB FIXED-INCOME MUNICIPAL PORTFOLIO AB Intermediate Diversified Municipal Portfolio of Sanford C. Bernstein Fund, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal taxes.